SHARE-BASED COMPENSATION - Shares options activities (Details) - 2016 Share Plan - Share options - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Beginning balance (in shares)		25,198,592	21,251,155	21,950,001
Granted (in shares)		5,355,499	7,700,228	2,750,000
Forfeited (in shares)		(1,754,969)	(3,752,791)	(3,448,846)
Excercised (in shares)		(6,729,352)
Ending balance (in shares)		22,069,770	25,198,592	21,251,155
Weighted average exercise price
Weighted average exercise price, beginning		$ 0.25	$ 0.25	$ 0.24	$ 0.24
Weighted average exercise price, granted		0.26	0.30	0.26
Weighted average exercise price, forfeited		0.30	0.27	0.27
Weighted average exercise price, excercised		0.26
Weighted average exercise price, ending		$ 0.25	$ 0.25	$ 0.24	$ 0.24
Excercised, aggregate intrinsic value		$ 8,798
Vested and expected to vest
Vested and expected to vest, number of shares		22,069,770
Vested and expected to vest, weighted average exercise price		$ 0.25
Vested and expected to vest, weighted remaining contractual years	10 years	6 years 1 month 20 days
Vested and expected to vest, aggregate intrinsic value		$ 43,970
Exercisable
Exercisable, number of shares		16,613,310
Exercisable, weighted average exercise price		$ 0.25
Exercisable, weighted remaining contractual years		4 years 7 months 2 days
Exercisable, aggregate intrinsic value		$ 27,774